Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our executive officers and certain financial performance of the Company.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss) ($) (7)	Adjusted EBITDA ($) (8)
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)
2024	3,330,623	3,330,623	5,521,487	3,097,723	230.69	97.42	291,292,000	795,900,000
2023	3,480,037	3,480,037	4,999,331	8,245,132	256.56	104.02	337,776,000	745,968,000
2022	3,259,074	3,259,074	5,609,699	323,582	188.39	90.05	390,352,000	743,878,000
2021	3,150,788	3,150,788	3,792,383	16,985,982	247.08	113.77	354,830,000	740,991,000
2020	2,442,109	2,442,109	2,831,702	2,088,525	105.83	115.48	(174,543,000)	368,485,000

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Fertitta III (our Principal Executive Officer (the “PEO”)) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fertitta III, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fertitta III during the applicable year. Mr. Fertitta III did not receive any stock awards or option awards during 2024, 2023, 2022, 2021 or 2020. Therefore, there were no adjustments to be made to his “total compensation” to calculate “compensation actually paid” in accordance with the requirements of Item 402(v) of Regulation
S-K
for those years.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO
NEOs as a group as shown in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of such NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Kreeger, Cootey, Welch, Nichols and Finch; (ii) for 2023 and 2022, Messrs. Kreeger, Cootey, Welch and Finch; (iii) for 2021, Messrs. Cootey, Welch and Finch; and (iiv) for 2020, Messrs. Richard J. Haskins, Cootey, Welch and Finch. Mr. Haskins passed away unexpectedly in July 2020.

(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the non-PEO
NEOs described in footnote (3) for the applicable year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to these non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the “total compensation” amounts for these non-PEO
NEOs for each year to determine the “compensation actually paid”:

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Less grant date fair value of equity awards granted during the year ($) (A)	Plus fair value at year end of unvested equity awards granted during the year ($)	Change in fair value at year end of unvested equity awards granted in prior years ($)	Change in fair value at vesting date of equity awards granted in prior years ($)	Total Equity Award Adjustments ($) (B)	Compensation Actually Paid ($)
2024	5,521,487	(3,867,393)	1,873,257	(1,308,916)	879,288	1,443,629	3,097,723
2023	4,999,331	(3,056,254)	3,515,960	1,987,847	798,248	6,302,055	8,245,132
2022	5,609,699	(3,812,505)	2,915,819	(3,244,796)	(1,144,635)	(1,473,612)	323,582
2021	3,792,383	(2,146,244)	5,478,532	8,444,999	1,416,312	15,339,843	16,985,982
2020	2,831,702	—	—	1,681,193	(2,424,370)	(743,177)	2,088,525

(A)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock

Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. No stock awards or option awards were granted during 2020.
(B)
The equity award adjustments shown above for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. No adjustments were necessary on account of equity awards granted and vested in the same year, equity awards that failed to meet the applicable vesting conditions in a given year, or for dividends that were not otherwise included in total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In February of 2024 and December of 2021 and 2022, as a result of special cash dividends paid on shares of Class A common stock during such years, stock option awards that were outstanding were equitably adjusted to decrease the exercise price of the options and increase the number of shares issuable under the awards pursuant to an antidilution provision in the Equity Incentive Plan.

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Composite 1500 Casinos & Gaming Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is a
non-GAAP
financial measure. For additional information on Adjusted EBITDA, see Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form
10-K
for the year ended December 31, 2024, filed with the SEC on February 21, 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO
	NEOs as a group as shown in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of such NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Kreeger, Cootey, Welch, Nichols and Finch; (ii) for 2023 and 2022, Messrs. Kreeger, Cootey, Welch and Finch; (iii) for 2021, Messrs. Cootey, Welch and Finch; and (iiv) for 2020, Messrs. Richard J. Haskins, Cootey, Welch and Finch. Mr. Haskins passed away unexpectedly in July 2020.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Composite 1500 Casinos & Gaming Index.
PEO Total Compensation Amount	$ 3,330,623	$ 3,480,037	$ 3,259,074	$ 3,150,788	$ 2,442,109
PEO Actually Paid Compensation Amount	$ 3,330,623	3,480,037	3,259,074	3,150,788	2,442,109
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fertitta III, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fertitta III during the applicable year. Mr. Fertitta III did not receive any stock awards or option awards during 2024, 2023, 2022, 2021 or 2020. Therefore, there were no adjustments to be made to his “total compensation” to calculate “compensation actually paid” in accordance with the requirements of Item 402(v) of Regulation
S-K
	for those years.
Non-PEO NEO Average Total Compensation Amount	$ 5,521,487	4,999,331	5,609,699	3,792,383	2,831,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,097,723	8,245,132	323,582	16,985,982	2,088,525
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the non-PEO
NEOs described in footnote (3) for the applicable year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to these non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the “total compensation” amounts for these non-PEO
NEOs for each year to determine the “compensation actually paid”:

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Less grant date fair value of equity awards granted during the year ($) (A)	Plus fair value at year end of unvested equity awards granted during the year ($)	Change in fair value at year end of unvested equity awards granted in prior years ($)	Change in fair value at vesting date of equity awards granted in prior years ($)	Total Equity Award Adjustments ($) (B)	Compensation Actually Paid ($)
2024	5,521,487	(3,867,393)	1,873,257	(1,308,916)	879,288	1,443,629	3,097,723
2023	4,999,331	(3,056,254)	3,515,960	1,987,847	798,248	6,302,055	8,245,132
2022	5,609,699	(3,812,505)	2,915,819	(3,244,796)	(1,144,635)	(1,473,612)	323,582
2021	3,792,383	(2,146,244)	5,478,532	8,444,999	1,416,312	15,339,843	16,985,982
2020	2,831,702	—	—	1,681,193	(2,424,370)	(743,177)	2,088,525

(A)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock

Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. No stock awards or option awards were granted during 2020.
(B)
The equity award adjustments shown above for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. No adjustments were necessary on account of equity awards granted and vested in the same year, equity awards that failed to meet the applicable vesting conditions in a given year, or for dividends that were not otherwise included in total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In February of 2024 and December of 2021 and 2022, as a result of special cash dividends paid on shares of Class A common stock during such years, stock option awards that were outstanding were equitably adjusted to decrease the exercise price of the options and increase the number of shares issuable under the awards pursuant to an antidilution provision in the Equity Incentive Plan.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group TSR
Tabular List, Table
Financial Performance Measures.
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA

•	Revenue

•	Operating Income
As described in the Compensation Discussions & Analysis section, the Company does not use specific financial measures or performance targets in determining executive compensation. The Compensation Committee reviews and considers a number of factors when determining the size of annual bonus payouts and annual equity grants, including company financial performance, stock price, micro and macro conditions impacting the Company’s business, as well as individual performance. The Company takes into account Adjusted EBITDA, revenue and operating income for the applicable year when making these decisions.

Total Shareholder Return Amount	$ 230.69	256.56	188.39	247.08	105.83
Peer Group Total Shareholder Return Amount	97.42	104.02	90.05	113.77	115.48
Net Income (Loss)	$ 291,292,000	$ 337,776,000	$ 390,352,000	$ 354,830,000	$ (174,543,000)
Company Selected Measure Amount	795,900,000	745,968,000	743,878,000	740,991,000	368,485,000
PEO Name	Mr. Fertitta III
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
financial measure. For additional information on Adjusted EBITDA, see Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form
10-K
	for the year ended December 31, 2024, filed with the SEC on February 21, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,867,393)	$ (3,056,254)	$ (3,812,505)	$ (2,146,244)	$ 0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,443,629	6,302,055	(1,473,612)	15,339,843	(743,177)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,873,257	3,515,960	2,915,819	5,478,532	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,308,916)	1,987,847	(3,244,796)	8,444,999	1,681,193
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 879,288	$ 798,248	$ (1,144,635)	$ 1,416,312	$ (2,424,370)